Operating segments - Summary of Underlying EBITDA (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [Line Items]
Underlying EBITDA	$ 18,136	$ 18,580	$ 13,510
Items excluded from underlying EBITDA	5,127	1,912	(687)
EBITDA	23,263	20,492	12,823
Depreciation, amortisation and impairment charges in subsidiaries and equity accounted units	(4,691)	(5,746)	(5,466)
Taxation and finance items in equity accounted units	(372)	(272)	(241)
Profit on ordinary activities before finance items and tax	18,200	14,474	7,116
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	19,319	19,534	14,096
Reportable segments [Member] | Iron Ore [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	11,325	11,520	8,526
Profit on ordinary activities before finance items and tax	11,325	11,520	8,526
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	3,095	3,423	2,472
Profit on ordinary activities before finance items and tax	3,095	3,423	2,472
Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	2,776	1,904	1,387
Profit on ordinary activities before finance items and tax	2,776	1,904	1,387
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	2,193	2,803	1,806
Profit on ordinary activities before finance items and tax	2,193	2,803	1,806
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	(70)	(116)	(95)
Profit on ordinary activities before finance items and tax	(70)	(116)	(95)
Central Pension Costs, Share-Based Payments & Insurance [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	(128)	(68)	(34)
Restructuring, Project and One-Off Costs [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	(272)	(177)	(13)
Profit on ordinary activities before finance items and tax	(272)	(177)	(13)
Exploration and evaluation not attributed to product groups [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	(231)	(218)	(175)
Central Costs [Member]
Disclosure of operating segments [Line Items]
Underlying EBITDA	(552)	(491)	(364)
Profit on ordinary activities before finance items and tax	$ (552)	$ (491)	$ (364)